General Information and Statement of Compliance	12 Months Ended
Dec. 31, 2022
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General information and Statement of Compliance
NOTE 2: GENERAL INFORMATION AND STATEMENT OF COMPLIANCE
The consolidated financial statements of the Group for the twelve months ended December 31, 2022, 2021 and 2020 (the “year” or “the period”) include Celyad Oncology SA and its subsidiaries. The significant accounting policies used for preparing these consolidated financial statements are explained below.
Basis of preparation
The consolidated financial statements have been prepared on an historical cost basis, except for:

•	Financial instruments – Fair value through profit or loss

•	Contingent consideration and other financial liabilities

•	Post-employment benefits liability
The policies have been consistently applied to all the years presented, unless otherwise stated.

The consolidated financial statements are presented in euro and all values are presented in thousands (€000) except when otherwise indicated. Amounts have been rounded off to the nearest thousand and in certain cases, this may result in minor discrepancies in the totals and sub-totals
disclosed in the financial tables. Certain reclasses to comparatives have been made to be consistent with current year presentation.
Statement of compliance
The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards, International Accounting Standards and Interpretations (collectively, IFRSs) as issued by the International Accounting Standards Board (IASB).
The preparation of the consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, are areas where assumptions and estimates are significant to the financial statements. They are disclosed in note 5.
Going concern
The Group is pursuing a strategy to develop products and platforms that will help our partners to treat medical needs in oncology. Management has prepared detailed budgets and cash flow forecasts for the years 2023 and 2024. These forecasts reflect the new strategy of the Group and include significant expense and cash outflow estimations in relation to the development of its proprietary technology platforms and intellectual property, partly compensated by grants funding and tax incentives.
As of December 31, 2022, the Company had cash and cash equivalents of €12.4 million and no short-term investments. The Company projects that its existing cash and cash equivalents should be sufficient to fund operating expenses and capital expenditure requirements into the fourth quarter of 2023.
After due consideration of detailed budgets and estimated cash flow forecasts for the years 2023 and 2024, the Company projects that its existing cash and cash equivalents will not be sufficient to fund its estimated operating and capital expenditures over at least the next 12 months from the date that the financial statements are issued.
The Company is currently evaluating different financing options to obtain the required funding to extend the Company’s cash runway beyond 12 months from the date the financial statements are issued. Financing options may include, but are not limited to, the public or private sale of equity, debt financings or funds from other capital sources, such as collaborations, strategic alliances and partnerships, or licensing arrangements with third parties. However, there can be no assurance that the Company will be able to secure additional financing, or if available, that it will be sufficient to meet its needs or available on favorable terms indicating a material uncertainty exists about the Company’s ability to continue as a going concern.
The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.
COVID-19
update
The long-term impact of
COVID-19
on the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted, including the emergence of new variants, such as Delta and Omicron, and, among other things, additional government restrictions intended to contain
COVID-19’s
effects, but potential prolonged closures or other business disruptions may negatively affect its operations and the operations of its agents, contractors, consultants or collaborators, which could have a material adverse impact its results of operations and financial condition. To date,
COVID-19
has had no material impact on the Company’s operating results or cash flows.
War in Ukraine
In February 2022, Russia launched a military invasion of Ukraine. The ongoing military operations in Ukraine and the related sanctions targeted against Russia and Belarus may have an impact on the European and global economies. The Company has no operations or suppliers based in Ukraine, Belarus, or Russia, and consequently there has not been a negative impact on our operations to date.

However, the general economic impacts of the conflict are unpredictable and could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets. Given the continuing conflict, the operations of the Company could be disrupted due to the demise of commercial activity in impacted regions and due to the severity of sanctions on the businesses upon which the Company and its suppliers rely. Further, state-sponsored cyberattacks could expand as part of the conflict, which could adversely affect our ability to maintain or enhance key cyber security and data protection measures. To date, the Company has not experienced any material adverse impacts, but the Company is not able to reliably predict the potential impact of the conflict on its future business or operations.
Changes to accounting standards and interpretations
The Group has applied the same accounting policies and methods of computation in its 2022 year-end
consolidated financial statements as compared to 2021, except for those that relate to new standards and interpretations.
None of the new standards, interpretations and amendments, which are effective for periods beginning after January 1, 2022 which have been issued by the IASB have a material effect on the Group’s financial statements. None of the new standards, interpretations and amendments, which will be effective for periods beginning after January 1, 2023 and are not yet effective as of December 31, 2022 and/or not yet adopted by the European Union as of December 31, 2022, are expected to have a material effect on the Group’s future financial statements as either they are not relevant to the Group’s activities, or they require accounting which is consistent with the Group’s current accounting policies.